Commitments (Summary of Minimum Future Commitments Under Contractual Agreements) (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of commitments [Line Items]
Total	$ 19,086
Purchase Commitments	1,278
Capital Commitments	83
Other Commitments	751
Lease liabilities, including current portion	(1,497)
Bonds Issued Undiscounted Cash Flows	15,477
Not later than one year [Member]
Disclosure of commitments [Line Items]
Total	2,878
Purchase Commitments	1,230
Capital Commitments	63
Other Commitments	195
Lease liabilities, including current portion	(395)
Bonds Issued Undiscounted Cash Flows	995
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Total	3,275
Purchase Commitments	24
Capital Commitments	20
Other Commitments	259
Lease liabilities, including current portion	469
Bonds Issued Undiscounted Cash Flows	2,503
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Total	2,321
Purchase Commitments	24
Capital Commitments	0
Other Commitments	109
Lease liabilities, including current portion	239
Bonds Issued Undiscounted Cash Flows	1,949
Over 5 years [Member]
Disclosure of commitments [Line Items]
Total	10,612
Purchase Commitments	0
Capital Commitments	0
Other Commitments	188
Lease liabilities, including current portion	394
Bonds Issued Undiscounted Cash Flows	$ 10,030